Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	The composition of assets, grouped by major classifications and accumulated depreciation, is as follows (U.S. dollars in thousands):
	December 31
	2023	2022
Cost:
Plant (new production facility)	$4,568	$1,782
Computers and equipment	649	635
Leasehold improvements	445	458
Office furniture and equipment	144	148
Vehicles	13	152
	5,819	3,175
Less – Accumulated depreciation	(1,256)	(1,297)
Property, Plant and Equipment, Net	$4,563	$1,878